NILE CAPITAL INVESTMENT TRUST

August 4, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Nile Capital Investment Trust– Nile Africa, Frontier and Emerging Fund

Post Effective Amendment No. 18 to the Registration Statement on Form N-1A

(File No. 333-164528, CIK No. 0001481686)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Nile Capital Investment Trust (the “Trust”), on behalf of the Nile Africa, Frontier and Emerging Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 25, 2017 (SEC Accession No. 0001162044-17-000622).

Questions related to this filing should be directed to Parker D. Bridgeport of Thompson Hine LLP at (614) 469-3238 or to Monica Giron at (631) 470-2600

Very truly yours,

_/s/ Andy Chen____

                Andy Chen

Secretary